Power generation licenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Power generation licenses
Beginning of the year	¥ 4,149,468	¥ 4,014,972
Movement:
Currency translation differences	(194,485)	134,496
End of the year	¥ 3,954,983	¥ 4,149,468